Transactions not involving cash	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Transactions not involving cash
27	Transactions not involving cash

During the years ended December 31, 2018, 2017 and 2016, the Company carried out the following non-cash activities, which are not reflected in the statement of cash flows:

	2018	2017	2016
Share issuance costs – unpaid	674	—	—
Tax benefit from tax deductible goodwill (Note 22b)	46,314	—	—
Investing - accounts payable to selling shareholders	—	58,003	8,143
Investing - derivative financial instruments	—	—	1,420
Business combinations - derivative financial instruments	—	—	19,655